Cash and Cash Equivalents (Details) - Schedule of Both by Geography and by Currencies - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Line Items]
Cash	$ 40,300,573	$ 74,480,651
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	39,835,636	64,187,756
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash	363,416	415,930
EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	59,702	4,097
GBP [Member]
Cash and Cash Equivalents [Line Items]
Cash	22,143	24,680
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash	19,676	9,848,188
HK [Member]
Cash and Cash Equivalents [Line Items]
Cash	25,841,880	71,221,649
US [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 14,458,693	$ 3,259,002